Fees Summary	Oct. 31, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 344,999,973.50
Previously Paid Amount	0.00
Total Fee Amount	52,819.50
Total Offset Amount	$ 0.00
Narrative Disclosure	The registration fee represents deferred payment of the registration fees in connection with the Registrant's Registration Statement on Form S-3 (File. No. 333-282897).
Net Fee	$ 52,819.50
Narrative - Max Aggregate Offering Price	$ 344,999,973.50
Narrative - Max Aggregate Offering Amount | shares	16,829,267
Final Prospectus	true